Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Property, Plant and Equipment

2025 € million	Land and buildings	Space segment	Ground segment	Other fixtures & fittings, tools and equipment	Total
Cost
As at 1 January	301	10,830	743	266	12,140
Additions	6	15	52	13	86
Business combinations 1 (Note 4)	370	2,009	498	3	2,880
Disposals	(1)	—	(1)	(8)	(10)
Retirements 2	(48)	(191)	(14)	(10)	(263)
Transfer from assets under construction 3	9	494	87	23	613
Other movements 4	(2)	(1)	5	(2)	—
Impact of currency translation	(14)	(688)	(67)	(20)	(789)
As at 31 December	621	12,468	1,303	265	14,657
Depreciation
As at 1 January	(206)	(8,296)	(497)	(217)	(9,216)
Depreciation	(32)	(667)	(112)	(25)	(836)
Impairment expense	—	(115)	—	—	(115)
Impairment reversal	—	42	—	—	42
Disposals	—	—	—	8	8
Retirements 2	44	186	14	10	254
Impact of currency translation	7	541	43	14	605
As at 31 December	(187)	(8,309)	(552)	(210)	(9,258)

Book value as at 31 December	434	4,159	751	55	5,399

1	Space segment amount comprises satellites of EUR 1,571 million and right-of-use assets of EUR 438 million
2	Satellites retired from service ASTRA 2A and Galaxy-23.

3	Transfers from assets in the course of construction primarily related to the satellites mPOWER 7 and 8.
4	Other movements include transfers between categories

2024 € million	Land and buildings	Space segment	Ground segment	Other fixtures & fittings, tools and equipment	Total
Cost
As at 1 January	281	10,241	767	300	11,589
Additions	2	23	22	8	55
Disposals	—	—	—	(3)	(3)
Retirements 1	(26)	(707)	(128)	(68)	(929)
Transfer from assets under construction	17	950	82	14	1,063
Other movements 2	20	2	(21)	7	8
Impact of currency translation	7	321	21	8	357
As at 31 December	301	10,830	743	266	12,140
Depreciation
As at 1 January	(209)	(7,536)	(564)	(238)	(8,547)
Depreciation	(10)	(557)	(57)	(26)	(650)
Impairment expense	—	(290)	—	—	(290)
Impairment reversal	—	74	—	—	74
Disposals	—	—	—	2	2
Retirements 1	25	707	126	68	926
Transfer of impairment from assets in course of construction (Note 16)	—	(434)	—	—	(434)
Other movements 2	(7)	(2)	15	(15)	(9)
Impact of currency translation	(5)	(258)	(17)	(8)	(288)
As at 31 December	(206)	(8,296)	(497)	(217)	(9,216)

Book value as at 31 December	95	2,534	246	49	2,924

1	Satellites ASTRA 2C, Ciel-2, and NSS-7 were de-orbited in 2024
2	Other movements include presentational adjustments and transfers between categories

2023 € million	Land and buildings	Space segment	Ground Segment	Other fixtures & fittings, tools and equipment	Total
Cost
As at 1 January	300	11,368	902	312	12,882
Additions	—	13	9	5	27
Disposals	(8)	(151)	(3)	(6)	(168)
Retirements 1	(9)	(805)	(154)	(25)	(993)
Transfers from assets under construction	2	8	30	14	54
Impact of currency translation	(4)	(192)	(17)	—	(213)
As at 31 December	281	10,241	767	300	11,589
Depreciation
As at 1 January	(215)	(8,118)	(675)	(244)	(9,252)
Depreciation	(13)	(503)	(57)	(30)	(603)
Impairment expense	—	(56)	—	—	(56)
Impairment reversal	—	30	—	—	30
Disposals	8	151	3	6	168
Retirements 1	9	805	154	25	993
Impact of currency translation	2	155	11	5	173
As at 31 December	(209)	(7,536)	(564)	(238)	(8,547)

Book value as at 31 December	72	2,705	203	62	3,042

1	Sale of AMC-11
2	Satellites ASTRA 1G, ASTRA 2D, AMC-18, AMC-1, AMC-4, and NSS-6 were de-orbited in 2023

Schedule of Post-Tax Discount Rates Used in Impairment Test
The following table discloses the applicable amounts and
post-tax
discount rates used in the impairment test for the slot-satellite-ground CGUs subject to impairment charges or reversals during 2025.

€ million	Value-in-use	Discount rate	Satellite impairment	Slot impairment
2025 – Charges	619	7.5% - 8.8%	115	99
2025 – Reversals	496	7.5% - 8.8%	(42)	(26)
2025 – Net Impact			73	73
For 2024, the following table discloses the applicable amounts and post-tax
discount rates used in the impairment test for those geostationary satellites and orbital slot rights subject to impairment charges or reversals during 2024.

€ million	Value-in-use	Discount rate	Satellite impairment	Slot impairment
2024 – GEO charges	750	8.9%	237	93
2024 – GEO reversals	1,005	6.8% - 8.9%	(74)	(186)
2024 – MEO charges	1,419	8.9%	53	—
2024 – Net impact			216	(93)

For 2023, the following table discloses the applicable amounts and pre-tax discount rates used in the impairment test for those geostationary satellites subject to impairment charges or reversals.

€ million	Value-in-use	Discount rate	Satellite impairment
2023 – GEO charges	540	7.1% - 10.5%	56
2023 – GEO reversals	177	10.5%	(30)
2023 – Net impact			26